Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated June 30, 2017
to the
Prospectus, Summary Prospectus
and Statement of Additional Information dated December 29, 2016 for Performance Trust Strategic Bond Fund (the “Fund”),
a series of Trust for Professional Managers (the “Trust”)

Effective June 30, 2017, the minimum initial investment amount for the Performance Trust Strategic Bond Fund is being lowered to $2,500.

Please retain this supplement with your Prospectus, Summary Prospectus and Statement of Additional Information